497(j)

333-25549/811-02441

VIA EDGAR

May 3, 2011

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: AGL Separate Account D

American General Life Insurance Company ("AGL")

Post-Effective Amendment on Form N-4

File Nos.: 333-25549 and 811-02441

(WM Strategic Asset Manager Fixed and Variable Deferred Annuity)

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2011 for AGL Separate Account D WM Strategic Asset Manager Fixed and Variable Deferred Annuity contain no changes from those submitted in Post-Effective Amendment No. 18 and Amendment No. 125, as filed electronically with the Securities and Exchange Commission on May 2, 2011, accession number 0000950123-11-042845.

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3150.

Sincerely,

/s/ KATHERINE STONER

Katherine Stoner

Vice President, Deputy General Counsel and Secretary

VALIC and WNL